                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08957

                Highland Floating Rate Limited Liability Company
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 800
                                Dallas, TX 75240
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 800
                                Dallas, TX 75240
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 972-628-4100

                       Date of fiscal year end: August 31

             Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006




   ISSUER OF      EXCHANGE                                                                   WHO PROPOSED
   PORTFOLIO       TICKER                 SHAREHOLDER                                       MATTER: ISSUER
    SECURITY       SYMBOL      CUSIP#     MEETING DATE      SUMMARY OF MATTER VOTED ON      / SHAREHOLDER
---------------   --------   ---------   -------------   -------------------------------   ---------------
Leap Wireless       LEAP     521863308    May 18, 2006   1. Election of Directors          1. Mgmt
International,                                                1.   James D. Dondero
Inc.                                                          2.   John D. Harkey Jr
                                                              3.   S. Douglas Hutchenson
                                                              4.   Robert V. Lapenta
                                                              5.   Mark H. Rachesky
                                                              6.   Michael B. Targoff

                                                         2. To Ratify the Selection of     2. Mgmt
                                                         PricewaterhouseCoopers LLP as
                                                         the independent registered
                                                         public accounting firm for the
                                                         fiscal year ending
                                                         December 31, 2006.

Leap Wireless       LEAP     521863308   September 15,   1. Election of Directors          1. Mgmt
International,                               2005             1.   James D. Dondero
Inc.                                                          2.   John D. Harkey Jr
                                                              3.   S. Douglas Hutcheson
                                                              4.   Robert V. Lapenta
                                                              5.   Mark H. Rachesky
                                                              6.   Michael B. Targoff

                                                         2. To approve the Leap Wireless
                                                         International, Inc. employee
                                                         stock purchase plan.              2. Mgmt

Mirant               MIR     60467R100    May 9, 2006    1. Election of Directors          1. Mgmt
Corporation                                                   1.   Thomas W. Cason
                                                              2.   A.D. (Pete) Correll
                                                              3.   Terry G. Dallas
                                                              4.   Thomas H. Johnson
                                                              5.   John T. Miller
                                                              6.   Edward R. Muller
                                                              7.   Robert C. Murray
                                                              8.   John M. Quain
                                                              9.   William L. Thacker

                                                         2. Ratification of Appointment
                                                         of KPMG LLP as Independent
                                                         Auditor for 2006                  2. Mgmt

Sun Healthcare      SUNH     866933401    October 31,    On the proposal to approve           Mgmt
Group, Inc.                                   2005       the issuance of up to
                                                         8,975,724 shares of the common
                                                         stock of the company in
                                                         connection with the proposed
                                                         acquisition of peak medical
                                                         corporation.

Reliant Energy,      RRI     75952B105    May 19, 2006   1. Election of Directors          1. Mgmt.
Inc.                                                          1.   Joel V. Staff
                                                              2.   Kirbyjon H. Caldwell
                                                              3.   Steven L. Miller

                                                         2. Proposal to ratify KPMG LLP
                                                         as Reliant Energy Inc.'s
                                                         Independent Auditors for the
                                                         fiscal year ending
                                                         December 31, 2006.                2. Mgmt.

                                                         3. Stockholder proposal
                                                         regarding the elimination of
                                                         a classified board of directors   3. Shr.

                               FUND'S VOTE FOR OR
                               AGAINST PROPOSAL,
                   WHETHER     OR ABSTAIN; FOR OR
   ISSUER OF      FUND CAST   WITHHOLD REGARDING    WHETHER VOTE WAS
   PORTFOLIO       VOTE ON        ELECTION OF        FOR OR AGAINST
    SECURITY       MATTER           DIRECTORS          MANAGEMENT
---------------   ---------   -------------------   ----------------
Leap Wireless     1. No       N/A                   N/A
International,
Inc.





                  2. No






Leap Wireless     1. Yes      1. For                1. For
International,                      1. For                1. For
Inc.                                2. For                2. For
                                    3. For                3. For
                                    4. For                4. For
                                    5. For                5. For
                                    6. For                6. For



                  2. Yes      2. For                2. For

Mirant            1. No               N/A                   N/A
Corporation











                  2. No

Sun Healthcare       No               N/A                   N/A
Group, Inc.






Reliant Energy,   1. No               N/A                   N/A
Inc.







                  2. No


                  3. No

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Highland Floating Rate Limited Liability Company


By (Signature and Title)* /s/ James D. Dondero
                          ------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (Principal Executive Officer)

Date August 25, 2006

* Print the name and title of each signing officer under his or her signature.